Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of intangible assets
Weighted Average Amortization Period (years)	3 years	3 years 4 months 24 days	4 years 2 months 12 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	1,832,940	1,722,907	1,499,691
Net Book Value	522,479	632,512	855,728
Licenses [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)		6 years 8 months 19 days	7 years 8 months 19 days
Cost	462,234	462,234	462,234
Accumulated Amortization	292,765	279,258	252,019
Net Book Value	169,469	182,976	210,215
Patents [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	2 years 3 months 18 days	2 years 7 months 6 days
Cost	1,893,185	1,893,185	1,893,185
Accumulated Amortization	1,540,175	1,443,649	1,247,672
Net Book Value	$ 353,010	$ 449,536	$ 645,513